Pension and Postretirement Benefits (Estimated Future Benefit Payments and Medicare Part D Reimbursements) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012
Pension [Member]
2012	$ 11.5
2013	22.7
2014	23.2
2015	23.8
2016	24.0
2017 - 2021	124.4
Postretirement [Member]
2012	1.2
2013	2.3
2014	2.2
2015	2.0
2016	1.9
2017 - 2021	$ 7.5